Dividends on Ordinary Shares (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Dividends On Ordinary Shares [Abstract]
Dividends declared and paid	£ 554	£ 410